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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G


ASSET-BACKED SECURITIZER REPORT
Pursuant to Section 15G of the
Securities Exchange Act of 1934
Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:
1	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the annual reporting period
January 1, 2024 to December 31, 2024

Date of Report (Date of earliest event reported): February 3, 2024


AUTOMOTIVE RENTALS, INC.
(Exact name of securitizer as specified in its charter)

______________________

Commission File Number of securitizer: Not applicable.

Central Index Key Number of securitizer: 0001541665


	Brian K. Horwith, Treasurer, (856) 778-1500
(Name and telephone number, including area code, of the person to contact in connection with this filing)


Indicate by check mark whether the securitizer has no activity to report for
the initial period pursuant to Rule 15Ga-1(c)(1)            0
Indicate by check mark whether the securitizer has no activity to report for
the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)   0
Indicate by check mark whether the securitizer has no activity to report for
the annual period pursuant to Rule 15Ga-1(c)(2)(ii)     1



INFORMATION TO BE INCLUDED IN THE REPORT


PART I: REPRESENTATION AND WARRANTY INFORMATION
Item 1.02	Periodic Filing of Rule 15Ga-1 Representations and
Warranties Disclosure
Pursuant to Rule 15Ga-1(c)(2)(ii), Automotive Rentals, Inc. has indicated by check mark that there is no activity to report for the calendar year ended December 31, 2024.

PART II: FINDING AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS
N/A

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

AUTOMOTIVE RENTALS, INC.
(Securitizer)


By: /s/ Brian K. Horwith
Name:	Brian K. Horwith
Title:	Treasurer

Date: February 3, 2025



Automotive Rentals, Inc., as securitizer, is filing this Form ABS-15G in respect of all outstanding asset-backed securities sponsored by it and held by non-affiliates during the reporting period in the auto lease asset class, including asset-backed securities privately issued by
(i) ARI Fleet Funding 13 LLC, (ii) ARI Fleet Funding 14 LLC,
(iii) ARI Fleet Funding 15 LLC, (iv) ARI Fleet Funding 16 LLC,
(v)  ARI Fleet Funding 17 LLC, (vi) ARI Fleet Funding 18 LLC,
(vii)  ARI Funding 3 LLC, (viii) ARI Funding 6 LLC,
(ix) ARI Funding 8 LLC, (x) ARI Funding 9 LLC, (xi) ARI Funding 11 LLC,
(xii) ARI Receivables Funding LLC, and (xiii) ARI Term Funding 51 LLC, as affiliated depositors


The securitizer has provided all information required by Rule 15Ga-1 and this Form ABS-15G that can be acquired without unreasonable effort or expense by, among other things,
(i) identifying asset-backed securities transactions within the scope of Rule 15Ga-1 for which it is a securitizer
("Covered Transactions"), (ii) reviewing its records for demands for repurchase or replacement of pool assets in Covered Transactions for breaches of representations or warranties concerning those pool assets ("Reportable Information"), (iii) identifying each third-party sponsor, trustee, servicer and other party in the Covered Transactions that has a contractual obligation to enforce any repurchase obligations of the party or parties making those representations or warranties based on our records (collectively, "Demand Entities"), and (iv) requesting from Demand Entities (or confirming that Demand Entities are required to deliver) all Reportable Information within their respective possession. Although no Reportable Information was identified, the securitizer cannot be certain that it obtained all applicable Reportable Information because some Demand Entities may not have provided complete
Reportable Information.



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